Microsoft Collaboration Agreement - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
License Costs	$ 5,601	$ 5,360	$ 16,323	$ 14,393	$ 19,668	$ 15,680
Agreement Period					7 years
Research and development expense	$ 20,506	$ 9,783	$ 49,516	$ 28,090	$ 39,157	$ 31,995
Microsofts Azure Cloud [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Research and development expense					500
Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
License Costs					12,000
Series F-1
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
preferred stock investment					$ 45,000